United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  04/30/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Automated Government Cash Reserves

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 73.0%
$26,500,000	[1]	Federal Farm Credit System Discount Notes, 0.170% - 0.290%, 3/8/2011 - 9/30/2011	$26,479,323
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.191% - 0.681%, 2/6/2011 - 3/20/2011	39,994,601
6,035,000		Federal Farm Credit System Notes, 3.000% - 5.375%, 2/18/2011 - 7/18/2011	6,070,291
102,412,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 0.390%, 2/1/2011 - 5/19/2011	102,396,883
40,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.160% - 0.350%, 2/1/2011 - 2/25/2011	40,491,324
31,000,000		Federal Home Loan Bank System Notes, 0.200% - 3.250%, 2/1/2011 - 10/14/2011	31,016,054
		TOTAL GOVERNMENT AGENCIES	246,448,476
		U.S. TREASURY – 26.9%
15,000,000	[1]	United States Treasury Bill, 0.140%, 3/10/2011	14,997,842
23,375,000	[1]	United States Treasury Bill, 0.160%, 3/17/2011	23,370,429
10,000,000	[1]	United States Treasury Bill, 0.180%, 2/10/2011	9,999,550
7,000,000		United States Treasury Note, 0.875%, 5/31/2011	7,015,879
5,000,000		United States Treasury Note, 4.750%, 3/31/2011	5,036,502
4,000,000		United States Treasury Note, 4.875%, 7/31/2011	4,091,646
12,000,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	12,097,401
14,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	14,118,980
		TOTAL U.S. TREASURY	90,728,229
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	337,176,705
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	456,320
		TOTAL NET ASSETS — 100%	$337,633,025
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Federated U.S. Treasury Cash Reserves

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 98.6%
	U.S. Treasury Bills – 54.0%;1
$300,000,000	United States Treasury Bill, 0.143%, 4/7/2011	299,922,812
200,000,000	United States Treasury Bill, 0.180%, 2/17/2011	199,984,000
50,000,000	United States Treasury Bill, 0.195%, 6/2/2011	49,967,229
100,000,000	United States Treasury Bill, 0.200%, 6/30/2011	99,917,222
150,000,000	United States Treasury Bill, 0.200%, 7/7/2011	149,870,000
355,000,000	United States Treasury Bills, 0.070% — 0.120%, 2/10/2011	354,989,662
1,110,000,000	United States Treasury Bills, 0.110% — 0.135%, 2/24/2011	1,109,915,922
2,250,000,000	United States Treasury Bills, 0.130% — 0.145%, 3/3/2011	2,249,739,792
350,000,000	United States Treasury Bills, 0.145% — 0.155%, 4/28/2011	349,876,375
600,000,000	United States Treasury Bills, 0.150% — 0.160%, 3/17/2011	599,883,889
1,981,300,000	United States Treasury Bills, 0.150% — 0.165%, 3/10/2011	1,980,985,653
685,000,000	United States Treasury Bills, 0.160% — 0.175%, 3/31/2011	684,819,757
	TOTAL	8,129,872,313
	U.S. Treasury Notes – 44.6%
500,000,000	United States Treasury Note, 0.875%, 3/31/2011	500,553,505
945,000,000	United States Treasury Note, 0.875%, 5/31/2011	947,133,141
386,000,000	United States Treasury Note, 5.000%, 2/15/2011	386,710,306
2,569,000,000	United States Treasury Notes, 0.875% — 4.500%, 2/28/2011	2,571,937,837
1,430,000,000	United States Treasury Notes, 0.875% — 4.875%, 4/30/2011	1,439,282,919
650,000,000	United States Treasury Notes, 1.000% — 4.875%, 7/31/2011	657,288,140
219,000,000	United States Treasury Notes, 1.125% — 5.125%, 6/30/2011	221,776,204
	TOTAL	6,724,682,052
	TOTAL INVESTMENTS — 98.6% (AT AMORTIZED COST)[2]	14,854,554,365
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[3]	212,552,980
	TOTAL NET ASSETS — 100%	$15,067,107,345
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/ Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 23, 2011

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011